[LETTERHEAD]

November 16, 2010

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Transamerica Funds (the “Registrant”)
	1933 Act File No.:	033-02659
	1940 Act File No.:	811-04556

Ladies and Gentlemen:

On behalf of the Registrant, we are hereby filing a combined proxy and registration statement on Form N-14, with exhibits (the “Registration Statement”). The Registration Statement relates to a proposed Agreement and Plan of Reorganization whereby all of the assets of TS&W International Equity Portfolio, a series portfolio of The Advisors’ Inner Circle Fund, will be transferred in a tax-free reorganization to Transamerica TS&W International Equity, a newly created series of the Registrant, in exchange for shares of Transamerica TS&W International Equity.

Transamerica TS&W International Equity was created to acquire the assets of TS&W International Equity Portfolio, and will carry on the business of TS&W International Equity Portfolio and inherit its performance and financial history.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on December 16, 2010 pursuant to Rule 488.

Should you have any questions or comments regarding this filing, please contact the undersigned at 727-299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary